Supplemental Consolidated Statements of Income Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Components of Other Income (Expense) [Line Items]
Research and development costs	¥ 433,477	¥ 426,814	¥ 432,001
Advertising costs included in selling general and administrative expenses	357,106	396,425	383,540
Shipping and handling costs	¥ 76,644	¥ 91,926	¥ 83,622